21. Financial Risks: Schedule of Fair Value Measurements (Details) - CAD ($)	Jun. 30, 2024	Jun. 30, 2023
Level 1 of fair value hierarchy
Other cash and cash equivalents	$ 2,526,957
Non-current derivative financial liabilities	0
Level 2 of fair value hierarchy
Other cash and cash equivalents	0
Non-current derivative financial liabilities	(305,025)
Other liabilities	(773,891)
Other cash and cash equivalents	2,526,957
Non-current derivative financial liabilities	(305,025)
Other liabilities	(773,891)	$ (820,612)
Level 3 of fair value hierarchy
Non-current derivative financial liabilities	$ 0